Customer and Supplier Concentration (Details Narrative) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration risk, description	Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.	Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.